Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Detailed Information About Other Intangible Assets

	Capitalized development expenditures	Patents, concessions, licenses and credits	Other intangible assets	Total
	(€ million)
Gross carrying amount at January 1, 2017	€18,739	€3,552	€801	€23,092
Additions	2,586	356	65	3,007
Divestitures	(329)	(16)	(1)	(346)
Translation differences and other changes	(1,097)	(309)	(61)	(1,467)
At December 31, 2017	19,899	3,583	804	24,286
Additions	2,235	639	93	2,967
Divestitures	(568)	(224)	(89)	(881)
Transfer to Assets held for sale	(1,553)	(132)	(131)	(1,816)
Translation differences and other changes	215	133	(41)	307
At December 31, 2018	20,228	3,999	636	24,863
Accumulated amortization and impairment losses at January 1, 2017	9,380	1,808	482	11,670
Amortization	1,424	371	61	1,856
Impairment losses and asset write-offs	110	—	—	110
Divestitures	(324)	(10)	—	(334)
Translation differences and other changes	(388)	(140)	(30)	(558)
At December 31, 2017	10,202	2,029	513	12,744
Amortization	1,543	379	50	1,972
Impairment losses and asset write-offs	153	—	—	153
Divestitures	(553)	(30)	(89)	(672)
Transfer to Assets held for sale	(973)	(98)	(91)	(1,162)
Translation differences and other changes	31	82	(34)	79
At December 31, 2018	10,403	2,362	349	13,114
Carrying amount at December 31, 2017	€9,697	€1,554	€291	€11,542
Carrying amount at December 31, 2018	€9,825	€1,637	€287	€11,749